EARNINGS (LOSS) PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) attributable to Fang Holdings Limited's shareholders from continuing operations	$ (23,430)	$ (141,420)	$ 1,032
Net income attributable to Fang Holdings Limited's shareholders from discontinued operations	13,181	26,509	20,675
Net income (loss) attributable to Class A and Class B ordinary shareholders	$ (10,249)	$ (114,911)	$ 21,707
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding-basic	89,511,052	88,749,432	88,475,665
Potentially dilutive ordinary shares equivalent			3,110,012
Weighted average number of Class A and Class B ordinary shares outstanding-dilutive	89,511,052	88,749,432	91,585,677
Earnings (Loss) per share - basic:
Earnings (loss) from continuing operations per share - basic	$ (0.26)	$ (1.59)	$ 0.01
Earnings from discontinued operations per share - basic	0.15	0.30	0.23
Earnings (loss) per share - basic	(0.11)	(1.29)	0.24
Earnings (loss) per share - diluted:
Earnings (loss) from continuing operations per share - diluted	(0.26)	(1.59)	0.01
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Per Diluted Share	0.15	0.30	0.23
Earnings (loss) per share -diluted	$ (0.11)	$ (1.29)	$ 0.24